Description of Organization and Business Operations (Details) - USD ($)				9 Months Ended		12 Months Ended
	Feb. 12, 2024	Dec. 29, 2023	Aug. 16, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Business Operations [Line Items]
Gross proceeds		$ 69,000,000				$ 68,413,500
Price per warrant (in Dollars per share)				$ 0.01		$ 0.01
Gross proceeds of private placement						$ 2,457,000
Transaction costs				$ 4,651,705		4,651,705
Cash underwriting fees				586,500		586,500
Deferred underwriting fee payable						2,518,500
Offering costs				$ 1,546,705		$ 1,546,705
Fair market value						80.00%
Deposit into the trust account		229,770
Underwriters amount		$ 233,600
Exercise Price per share (in Dollars per share)		$ 0.0333
Option exercised		$ 459,540
Percentage of outstanding public shares		100.00%
Interest of liquidation expenses		$ 100,000
Initial public offering units (in Shares)				6,900,000		6,900,000
Cash						$ 656,977
Working capital deficit				$ 1,448,015		171,506
Deferred underwriting fees				$ 2,518,500		$ 2,518,500
Percentage of balance in trust account				80.00%
Percentage of obligations to redeem shares		100.00%
Redemption price (in Dollars per share)				$ 10.29		$ 10
Cash				$ 3,084		$ 656,977
Federal excise tax				21.00%	21.00%	21.00%	21.00%
Percentage o fair market value of shares repurchased			1.00%
Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Shares of common stock		100.00%
U.S. [Member]
Description of Organization and Business Operations [Line Items]
Federal excise tax			1.00%
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Over-allotment option (in Shares)						10
Initial public offering units (in Shares)						10
Price per unit (in Dollars per share)				$ 0.0001
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Number of common stock issued (in Shares)				40,988,000
Business Combination [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Number of common stock issued (in Shares)				47,888,000
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Price per warrant (in Dollars per share)				$ 1
Gross proceeds of private placement				$ 2,457,000
Sale of warrants (in Shares)				2,457,000
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Redemption price (in Dollars per share)				$ 10
Public Shares [Member] | Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Redemption price (in Dollars per share)				$ 10
IPO [Member]
Description of Organization and Business Operations [Line Items]
Number of unit issued (in Shares)		6,900,000		6,900,000		6,900,000
Sale of units, price per unit (in Dollars per share)		$ 10
Gross proceeds		$ 69,000,000
Price per unit (in Dollars per share)				$ 10
IPO [Member] | Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Deferred underwriting fees				$ 2,518,500
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of unit issued (in Shares)	115,000	800,000		800,000		800,000
Sale of units, price per unit (in Dollars per share)		$ 10				$ 10
Gross proceeds		$ 69,000,000
Option exercised		$ 467,199
Price per unit (in Dollars per share)		$ 10		$ 10
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of warrants						$ 2,457,000
Price per warrant (in Dollars per share)						$ 1
Private Placement Warrants [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Price per warrant (in Dollars per share)				$ 1
Gross proceeds of private placement						$ 2,457,000
Sale of warrants (in Shares)				2,457,000		2,457,000
Private Placement [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Initial public offering units (in Shares)						10
Private Placement [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds of private placement				$ 2,457,000